Redeemable Noncontrolling Interests - Additional Information (Details) ¥ in Thousands, $ in Thousands			12 Months Ended
	Oct. 31, 2019 CNY (¥)	Oct. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)
Redeemable Noncontrolling Interest [Line Items]
Preferred shares financing from third-party preferred shareholders			¥ 100,000	$ 14,364
Variable Interest Entities
Redeemable Noncontrolling Interest [Line Items]
Preferred shares financing from third-party preferred shareholders	¥ 100,000	$ 14,364